Dividends paid (Tables)	12 Months Ended
Dec. 31, 2025
Dividends paid [Abstract]
Dividends Paid
	2025 US$’000	2024 US$’000	2023 US$’000
Dividend paid in respect of Q4 2024 of US$0.0294 (Q4 2023: US$0.2431, Q4 2022: US$0.3157) per share	14,632	123,520	159,204
Dividend paid in respect of Q1 2025 of US$0.1015 (Q1 2024: US$0.3443, Q1 2023: US$0.3044) per share	50,546	175,666	154,078
Dividend paid in respect of Q2 2025 of US$0.1210 (Q2 2024 of US$0.4049 ,Q2 2023: US$0.2528) per share	60,257	207,333	127,980
Dividend paid in respect of Q3 2025 of US$0.1470 (Q3 2024: US$0.3790 Q3 2023: US$0.2032) per share	73,204	193,364	102,874
	198,639	699,883	544,136